Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Policy charges	$ 2,749	$ 2,545	$ 2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8
Total revenues	5,800	5,613	5,039
Benefits and expenses
Interest credited to policyholder account values	978	1,844	1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998
Total benefits and expenses	4,352	4,712	4,135
Income before federal income taxes and noncontrolling interests	1,448	901	904
Federal income tax expense (benefit)	211	(408)	126
Net income	1,237	1,309	778
Loss attributable to noncontrolling interests, net of tax	168	96	91
Net income attributable to Nationwide Life Insurance Company	$ 1,405	$ 1,405	$ 869